Intangible Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Impairment of intangible assets	¥ 0	¥ 0	¥ 17,379
Amortization expense	25,349	¥ 25,438	¥ 14,995
Estimated amortization expenses 2024	22,874
Estimated amortization expenses 2025	19,529
Estimated amortization expenses 2026	19,458
Estimated amortization expenses 2027	19,353
Estimated amortization expenses 2028 and thereafter	¥ 64,039